Impact of New Accounting Standards - Disclosure Of Detailed Information About Movements In Lease Liabilities (Details) - USD ($) $ in Millions		6 Months Ended
		Dec. 31, 2019	Jun. 30, 2019
Detailed Information About Movements In Lease Liabilities [Abstract]
Opening balance	[1]	$ 715
IFRS 16 transition		2,301	$ 2,301
Additions		233
Remeasurements of index-linked freight contracts		(282)
Lease payments		(449)
Amortisation of discounting		48
Transfers and other movement		12
At the end of the period		2,578
Current liabilities		549
Non-current liabilities		$ 2,029

[1]	Relates to existing finance leases at 1 July 2019.